UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments.

John Hancock International Core Fund

Quarterly portfolio holdings 5/31/2014

John Hancock INVESTMENTS

International Core Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Common Stocks 95.5%		$1,473,291,049

(Cost $1,249,147,743)

Australia 4.3%		66,176,750

Arrium, Ltd.	2,983,261	2,522,150
BHP Billiton, Ltd.	585,216	19,909,157
BlueScope Steel, Ltd. (I)	683,310	3,725,470
Flight Centre Travel Group, Ltd.	26,396	1,225,302
Goodman Fielder, Ltd.	1,442,832	914,963
Investa Office Fund	329,288	1,028,493
JB Hi-Fi, Ltd. (L)	131,265	2,220,880
Macquarie Group, Ltd.	52,768	2,957,481
Mirvac Group	1,275,762	2,152,775
Myer Holdings, Ltd. (L)	806,248	1,616,857
National Australia Bank, Ltd.	205,253	6,410,246
Pacific Brands, Ltd.	688,891	362,466
QBE Insurance Group, Ltd.	342,083	3,628,325
Rio Tinto, Ltd.	133,338	7,376,573
Stockland	743,439	2,702,517
Tabcorp Holdings, Ltd.	511,857	1,659,818
The GPT Group	400,055	1,453,025
Westpac Banking Corp.	134,461	4,310,252

Austria 0.5%		7,557,709

OMV AG	92,151	3,819,204
Voestalpine AG	80,706	3,738,505

Belgium 1.1%		17,655,176

Ageas	75,568	3,178,792
Belgacom SA	151,877	5,030,472
Delhaize Group SA (L)	87,789	6,249,349
KBC Groep NV (I)	53,659	3,196,563

Canada 0.8%		12,457,352

BlackBerry, Ltd. (I)(L)	373,800	2,850,988
First Quantum Minerals, Ltd.	138,700	2,925,453
IGM Financial, Inc.	26	1,230
Magna International, Inc. (L)	43,700	4,471,159
Methanex Corp. (L)	38,500	2,208,522

China 0.1%		832,798

Yangzijiang Shipbuilding Holdings, Ltd.	1,033,000	832,798

Denmark 1.2%		18,062,128

Coloplast A/S, Class B	18,037	1,558,227
Novo Nordisk A/S, Class B	114,342	4,841,263
Pandora A/S	68,110	5,054,123
Vestas Wind Systems A/S (I)	122,971	6,608,515

Finland 0.9%		13,637,696

Neste Oil OYJ (L)	77,872	1,595,129
Nokia OYJ (I)	1,353,364	10,980,082
Tieto OYJ	38,239	1,062,485

France 11.3%		174,670,663

Air France-KLM (I)	376,652	5,746,178
Alcatel-Lucent (I)	1,099,790	4,483,146
AXA SA	349,198	8,630,682
BNP Paribas SA	131,066	9,175,971

1

International Core Fund
As of 5-31-14 (Unaudited)

	Shares	Value

France (continued)

Bouygues SA	79,909	$3,716,259
Carrefour SA	47,360	1,721,555
Cie Generale des Etablissements Michelin	24,063	2,963,237
Credit Agricole SA (L)	240,874	3,759,409
GDF Suez	455,875	12,723,291
Lagardere SCA	48,369	1,685,203
Orange SA (L)	695,960	11,642,109
Peugeot SA (I)	515,358	7,303,694
Rallye SA	19,983	1,040,517
Safran SA (L)	49,294	3,346,690
Societe Generale SA (L)	268,475	15,475,078
Total SA (L)	961,974	67,536,865
Valeo SA (L)	30,885	4,149,036
Vinci SA	31,877	2,360,796
Vivendi SA (I)	275,003	7,210,947

Germany 7.9%		121,252,319

Allianz SE	20,657	3,509,171
Aurubis AG	71,249	3,882,998
Commerzbank AG (I)	291,225	4,633,420
Continental AG	35,486	8,391,452
Daimler AG	227,516	21,614,422
Deutsche Lufthansa AG	212,220	5,608,223
Deutsche Post AG	193,655	7,192,629
Deutsche Telekom AG	228,130	3,852,208
Duerr AG	37,143	3,182,632
E.ON SE	1,240,103	24,159,062
Leoni AG	54,401	4,359,854
Metro AG (I)	81,931	3,428,485
Muenchener Rueckversicherungs AG	18,714	4,151,927
ProSiebenSat.1 Media AG	101,957	4,646,331
RWE AG	354,466	14,238,009
Salzgitter AG	36,676	1,569,698
Sky Deutschland AG (I)	303,248	2,831,798

Hong Kong 2.8%		43,533,974

AIA Group, Ltd.	399,400	2,005,250
Cheung Kong Holdings, Ltd.	386,000	6,909,587
Esprit Holdings, Ltd.	1,437,551	2,120,713
Galaxy Entertainment Group, Ltd.	857,000	6,878,123
Hutchison Whampoa, Ltd.	329,000	4,412,958
Melco International Development, Ltd.	417	1,329
Noble Group, Ltd.	3,405,000	3,764,739
Power Assets Holdings, Ltd.	207	1,803
Sun Hung Kai Properties, Ltd.	634,589	8,693,824
Swire Pacific, Ltd., Class A	291,500	3,468,757
Swire Properties, Ltd.	100	311
Wharf Holdings, Ltd.	207,000	1,472,274
Xinyi Glass Holdings Company, Ltd.	3,998,000	2,800,197
Yue Yuen Industrial Holdings, Ltd.	324,380	1,004,109

Ireland 0.7%		10,655,231

Shire PLC	184,750	10,655,231

Isle of Man 0.1%		1,048,555

Playtech PLC	91,520	1,048,555

2

International Core Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Israel 0.6%		$9,320,676

Africa Israel Investments, Ltd. (I)	267,284	564,160
Bezeq The Israeli Telecommunication Corp., Ltd.	1,739,636	3,122,633
Partner Communications Company, Ltd. (I)	186,990	1,575,655
Teva Pharmaceutical Industries, Ltd.	80,405	4,058,228

Italy 5.8%		89,292,172

A2A SpA	1,197,206	1,435,614
Azimut Holding SpA	105,793	2,899,194
Banca Popolare di Milano SpA (I)	1,519,637	1,390,158
Enel SpA	4,164,203	23,586,176
Eni SpA	483,631	12,317,249
Fiat SpA (I)	624,398	6,540,712
Finmeccanica SpA (I)	819,702	6,739,717
Intesa Sanpaolo SpA	2,316,401	7,767,679
Mediaset SpA (I)	764,734	3,778,643
Mediolanum SpA	288,127	2,474,688
Recordati SpA	54,764	922,546
Telecom Italia RSP	4,266,884	4,078,659
Telecom Italia SpA (I)(L)	6,483,848	8,059,462
UniCredit SpA	449,764	3,926,742
Unione di Banche Italiane SCPA	366,078	3,374,933

Japan 16.9%		261,304,918

Adastria Holdings Company, Ltd.	33,040	756,262
Alps Electric Company, Ltd.	46	534
COLOPL, Inc. (I)(L)	127,000	2,948,242
CROOZ, Inc. (L)	27,900	1,186,152
CyberAgent, Inc.	120,100	4,813,677
Daikyo, Inc.	749,000	1,605,895
Daito Trust Construction Company, Ltd.	53,900	5,853,735
Daiwabo Holdings Company, Ltd.	359,000	655,344
Dena Company, Ltd. (L)	335,861	4,407,557
DIC Corp.	536,000	1,441,314
FANUC Corp.	22,600	3,863,115
Fuji Electric Company, Ltd.	400,000	1,766,955
Fuji Heavy Industries, Ltd.	233,416	6,224,677
Fuji Oil Company, Ltd.	45,500	570,149
Gree, Inc. (L)	515,000	4,721,345
Gunze, Ltd.	149,000	415,135
Hanwa Company, Ltd.	326,000	1,306,637
Haseko Corp.	460,400	3,351,223
Hoya Corp.	60,900	1,891,741
Inpex Corp.	289,300	4,190,767
ITOCHU Corp.	736,000	8,737,759
JX Holdings, Inc.	1,717,000	8,975,139
K's Holdings Corp.	98,200	2,836,772
Kakaku.com, Inc.	132,300	2,329,583
Kao Corp.	64,950	2,577,641
Kawasaki Kisen Kaisha, Ltd.	1,853,000	3,902,730
KDDI Corp.	102,600	6,130,662
Keyence Corp.	12,100	4,726,882
Kinugawa Rubber Industrial Company, Ltd.	118,000	570,429
Kobe Steel, Ltd.	1,199,000	1,669,546
Kohnan Shoji Company, Ltd.	48,700	485,490
Konami Corp.	23	523
Kurimoto, Ltd.	108,000	262,164
Leopalace21 Corp. (I)	552,100	2,524,120

3

International Core Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Japan (continued)

Marubeni Corp.	866,824	$5,938,931
Mazda Motor Corp.	813,000	3,542,805
Medipal Holdings Corp.	101,635	1,432,044
MEIJI Holdings Company, Ltd.	22,700	1,435,825
Mitsubishi Chemical Holdings Corp.	700,600	2,911,608
Mitsubishi Corp.	519,795	10,302,280
Mitsubishi Electric Corp.	314,000	3,671,246
Mitsui & Company, Ltd.	462,100	7,031,976
Mitsui Engineering & Shipbuilding Company, Ltd.	806,000	1,568,749
Mitsui Mining & Smelting Company, Ltd.	635,000	1,556,801
Mitsui O.S.K. Lines, Ltd.	958,000	3,453,884
Murata Manufacturing Company, Ltd.	43,700	3,721,203
Namco Bandai Holdings, Inc.	87,900	1,927,071
Nidec Corp.	97,100	5,661,054
Nippon Light Metal Holdings Company, Ltd.	846,200	1,227,989
Nippon Paper Industries Company, Ltd. (L)	180,400	3,706,079
Nippon Telegraph & Telephone Corp.	130,000	7,696,235
Nippon Yusen KK	1,130,000	3,345,371
Nipro Corp. (L)	136,100	1,202,806
Nitori Holdings Company, Ltd.	52,300	2,573,174
North Pacific Bank, Ltd.	125,900	491,513
NTT DOCOMO, Inc.	333,200	5,555,094
Orient Corp. (I)	842,900	1,828,259
Osaka Gas Company, Ltd.	120	479
Panasonic Corp.	508,100	5,482,499
Pigeon Corp.	37,900	1,769,439
Resona Holdings, Inc.	1,596,700	8,388,656
Round One Corp.	198,200	1,329,690
Ryohin Keikaku Company, Ltd.	23,800	2,592,279
Sanix, Inc. (I)(L)	106,600	1,578,732
Seiko Epson Corp.	100,300	3,501,647
SMC Corp.	7,400	1,943,174
SoftBank Corp.	68,000	4,943,182
Sojitz Corp.	2,393,400	3,830,476
Sumitomo Corp.	665,800	8,750,439
Sumitomo Mitsui Company, Ltd. (I)	1,757,200	1,839,117
Sumitomo Realty & Development Company, Ltd.	58,000	2,505,088
Taiheiyo Cement Corp.	578,000	2,191,179
Taisei Corp.	443,000	2,290,637
Takeda Pharmaceutical Company, Ltd.	72,789	3,304,871
The Daiei, Inc. (I)	189,308	561,964
Tokyo Electric Power Company, Inc. (I)	1,362,700	5,539,479
Tokyo Tatemono Company, Ltd.	237,000	2,176,071
Tokyotokeiba Company, Ltd. (L)	210,000	612,818
TonenGeneral Sekiyu KK	124,133	1,193,486
Tosoh Corp.	267,000	1,278,635
Toyota Tsusho Corp.	238,800	6,359,722
UNY Group Holdings Company, Ltd.	347,500	2,202,052
Yamada Denki Company, Ltd.	1,529,200	5,657,214

Luxembourg 0.2%		2,670,355

ArcelorMittal	175,449	2,670,355

Macau 0.4%		6,292,801

Sands China, Ltd.	860,400	6,292,801

4

International Core Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Netherlands 7.9%		$122,337,006

Aegon NV	621,978	5,404,248
Corbion NV	57,590	1,284,475
Delta Lloyd NV	75,805	1,841,666
ING Groep NV (I)	432,905	6,071,441
Koninklijke BAM Groep NV	306,642	1,604,459
Koninklijke KPN NV (I)	1,839,759	6,812,471
PostNL NV (I)	972,407	4,772,621
Royal Dutch Shell PLC, Class A	1,517,845	59,686,357
Royal Dutch Shell PLC, Class B	541,016	22,115,435
SNS REAAL NV (I)	69,009	0
Unilever NV	247,576	10,739,411
Wereldhave NV	22,487	2,004,422

New Zealand 0.2%		3,427,260

Chorus, Ltd. (L)	361,855	524,373
Telecom Corp. of New Zealand, Ltd.	1,270,027	2,902,887

Norway 1.0%		15,932,712

Statoil ASA	284,635	8,723,430
TGS-NOPEC Geophysical Company ASA (L)	94,981	3,099,964
Yara International ASA (L)	89,993	4,109,318

Portugal 0.5%		7,823,274

EDP - Energias de Portugal SA	1,484,549	7,026,162
Portugal Telecom SGPS SA (L)	221,345	797,112

Singapore 0.5%		7,199,009

Ezion Holdings, Ltd.	676,000	1,187,330
Ezra Holdings, Ltd. (L)	953,000	825,191
Golden Agri-Resources, Ltd.	11,292,000	5,186,488

Spain 7.4%		114,306,836

ACS Actividades de Construccion y Servicios SA	157,121	6,983,058
Amadeus IT Holding SA, A Shares	84,168	3,699,983
Banco Bilbao Vizcaya Argentaria SA	761,314	9,769,978
Banco Santander SA	3,747,298	38,371,030
Enagas SA	88,861	2,615,087
Fomento de Construcciones y Contratas SA (I)(L)	41,679	898,010
Gas Natural SDG SA	261,131	7,526,277
Iberdrola SA	1,692,296	12,182,626
Repsol SA	149,428	4,210,746
Telefonica SA	1,670,664	28,050,041

Sweden 1.0%		15,072,489

Boliden AB	116,505	1,621,623
Investor AB, B Shares	116,044	4,562,075
NCC AB, B Shares	54,020	1,893,432
Skandinaviska Enskilda Banken AB, Series A	131,550	1,788,624
TeliaSonera AB	702,559	5,206,735

Switzerland 1.8%		27,667,836

Actelion, Ltd. (I)	48,506	4,827,206
Adecco SA (I)	45,344	3,788,357
Givaudan SA (I)	1,011	1,659,904
Logitech International SA	114,023	1,502,642
Novartis AG	56,048	5,042,869
Swiss Life Holding AG (I)	14,401	3,463,528
Zurich Insurance Group AG (I)	24,580	7,383,330

5

International Core Fund
As of 5-31-14 (Unaudited)

	Shares	Value

United Kingdom 19.4%		$300,084,060

Aberdeen Asset Management PLC	291,006	2,174,862
Admiral Group PLC	67,961	1,662,620
Anglo American PLC	309,109	7,562,561
Ashtead Group PLC	204,169	3,017,688
ASOS PLC (I)	27,973	2,131,307
Associated British Foods PLC	51,820	2,623,789
AstraZeneca PLC	682,164	49,285,622
Aviva PLC	595,530	5,240,012
BAE Systems PLC	1,503,004	10,677,237
BBA Aviation PLC	80,997	424,939
BG Group PLC	476,711	9,775,137
BHP Billiton PLC	466,901	14,638,734
BP PLC	5,423,773	45,719,962
BT Group PLC	1,770,962	11,794,909
Bunzl PLC	86,049	2,411,933
Dixons Retail PLC (I)	3,603,456	2,932,702
Drax Group PLC	177,778	1,875,491
easyJet PLC	103,578	2,659,920
GlaxoSmithKline PLC	335,000	8,990,211
Home Retail Group PLC	693,566	2,192,654
Imperial Tobacco Group PLC	68,599	3,097,773
International Consolidated Airlines Group SA (I)	492,174	3,262,482
ITV PLC	1,178,143	3,598,669
Lancashire Holdings, Ltd.	95,295	1,037,167
Legal & General Group PLC	967,369	3,738,958
Lloyds Banking Group PLC (I)	8,571,210	11,172,408
Mondi PLC	90,071	1,620,259
Next PLC	61,424	6,855,882
Persimmon PLC (I)	66,197	1,485,633
Prudential PLC	193,600	4,503,497
Rio Tinto PLC	486,534	24,951,671
Taylor Wimpey PLC	1,031,521	1,874,653
Tesco PLC	1,066,847	5,431,557
Thomas Cook Group PLC (I)	1,307,415	3,598,768
Trinity Mirror PLC (I)	172,155	465,444
Tullett Prebon PLC	107,788	524,385
Unilever PLC	250,411	11,258,983
Vodafone Group PLC	4,537,385	15,908,273
WH Smith PLC	155,580	2,706,464
Whitbread PLC	40,280	2,828,060
WPP PLC	109,626	2,370,784

United States 0.2%		3,019,294

Valeant Pharmaceuticals International, Inc. (I)	23,000	3,019,294

Preferred Securities 0.6%		$10,167,259

(Cost $7,009,135)

Germany 0.6%		10,167,259

Porsche Automobil Holding SE (L)	59,762	6,387,606
Volkswagen AG	14,194	3,779,653

Rights 0.1%		$1,074,789

(Cost $676,027)

Peugeot SA (I)	463,800	1,074,789

6

International Core Fund
As of 5-31-14 (Unaudited)

		Shares	Value
Warrants 0.1%			$1,076,797

(Cost $517,074)

France 0.1%			1,009,507

Peugeot SA (Expiration Date: 4-29-17; Strike Price: EUR 6.43) (I)		515,358	1,009,507

Hong Kong 0.0%			67,290

Sun Hung Kai Properties, Ltd. (Expiration Date: 4-22-16; Strike Price: HKD 98.60) (I)		52,750	67,290

	Yield (%)	Shares	Value
Securities Lending Collateral 9.2%			$142,228,588

(Cost $142,227,618)

John Hancock Collateral Investment Trust (W)	0.1191(Y)	14,212,484	142,228,588

Short-Term Investments 2.8%			$42,999,244

(Cost $42,999,244)

Money Market Funds 2.8%			42,999,244

State Street Institutional Treasury Money Market Fund	0.0000(Y)	42,999,244	42,999,244

Total investments (Cost $1,442,576,841)† 108.3%			$1,670,837,726

Other assets and liabilities, net (8.3%)			($127,829,401)

Total net assets 100.0%			$1,543,008,325

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 5-31-14. The value of securities on loan amounted to $165,799,232.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 5-31-14.

† At 5-31-14, the aggregate cost of investment securities for federal income tax purposes was $1,498,701,875. Net unrealized appreciation aggregated $172,135,851, of which $210,636,798 related to appreciated investment securities and $38,500,947 related to depreciated investment securities.

The fund had the following sector allocation as a percentage of net assets on 5-31-14.

Financials	17.0%
Energy	16.5%
Consumer Discretionary	12.5%
Industrials	11.9%
Telecommunication Services	9.1%
Materials	8.0%
Utilities	7.3%
Health Care	6.4%
Consumer Staples	4.0%
Information Technology	3.6%
Short-Term Investments & Other	3.7%

Total	100.0%

7

International Core Fund
As of 5-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of May 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	5-31-14	Price	Inputs	Inputs
Common Stocks
Australia	$66,176,750	—	$66,176,750	—
Austria	7,557,709	—	7,557,709	—
Belgium	17,655,176	—	17,655,176	—
Canada	12,457,352	$12,457,352	—	—
China	832,798	—	832,798	—
Denmark	18,062,128	—	18,062,128	—
Finland	13,637,696	—	13,637,696	—
France	174,670,663	—	174,670,663	—
Germany	121,252,319	—	121,252,319	—
Hong Kong	43,533,974	—	43,533,974	—
Ireland	10,655,231	—	10,655,231	—
Isle of Man	1,048,555	—	1,048,555	—
Israel	9,320,676	—	9,320,676	—
Italy	89,292,172	—	89,292,172	—
Japan	261,304,918	—	261,304,918	—
Luxembourg	2,670,355	—	2,670,355	—
Macau	6,292,801	—	6,292,801	—
Netherlands	122,337,006	—	122,337,006	—
New Zealand	3,427,260	—	3,427,260	—

8

International Core Fund
As of 5-31-14 (Unaudited)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	5-31-14	Price	Inputs	Inputs
Norway	15,932,712	—	15,932,712	—
Portugal	7,823,274	—	7,823,274	—
Singapore	7,199,009	—	7,199,009	—
Spain	114,306,836	—	114,306,836	—
Sweden	15,072,489	—	15,072,489	—
Switzerland	27,667,836	—	27,667,836	—
United Kingdom	300,084,060	—	300,084,060	—
United States	3,019,294	3,019,294	—	—
Preferred Securities
Germany	10,167,259	—	10,167,259	—
Rights	1,074,789	1,074,789	—	—
Warrants
France	1,009,507	1,009,507	—	—
Hong Kong	67,290	67,290	—	—
Securities Lending Collateral	142,228,588	142,228,588	—	—
Short-Term Investments	42,999,244	42,999,244	—	—

Total Investments in Securities	$1,670,837,726	$202,856,064	$1,467,981,660	—
Other Financial Instruments:
Forward Foreign Currency Contracts	$740,488	—	$740,488	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at May 31, 2014.

					Contractual			Net Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
AUD	10,810,682	USD	10,029,286	Bank of New York	6/4/2014	$30,973	-	$30,973
AUD	2,620,462	USD	2,435,112	Barclays Bank PLC Wholesale	6/4/2014	3,450	-	3,450
AUD	9,211,997	USD	8,548,466	Brown Brothers Harriman & Company	6/4/2014	24,081	-	24,081
AUD	10,857,752	USD	10,079,251	Deutsche Bank AG London	6/4/2014	24,810	-	24,810
				Morgan Stanley and Company
AUD	15,643,237	USD	14,530,984		6/4/2014	26,378	-	26,378
				International PLC
AUD	9,533,773	USD	8,861,814	Bank of America N.A.	6/4/2014	10,173	-	10,173
CAD	1,084,198	USD	998,289	Bank of New York	6/4/2014	1,569	-	1,569

9

International Core Fund
As of 5-31-14 (Unaudited)

					Contractual			Net Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
CAD	2,578,600	USD	2,374,557	Barclays Bank PLC Wholesale	6/4/2014	$3,453	-	$3,453
CAD	1,439,388	USD	1,325,025	JPMorgan Chase Bank	6/4/2014	2,393	-	2,393
				Morgan Stanley and Company
CAD	1,380,564	USD	1,271,531		6/4/2014	1,639	-	1,639
				International PLC
CHF	3,722,780	USD	4,149,401	Barclays Bank PLC Wholesale	6/4/2014	7,849	-	7,849
CHF	4,071,756	USD	4,536,361	Brown Brothers Harriman & Company	6/4/2014	10,593	-	10,593
				Morgan Stanley and Company
CHF	3,843,515	USD	4,287,655		6/4/2014	4,421	-	4,421
				International PLC
CHF	2,088,536	USD	2,328,320	Bank of America N.A.	6/4/2014	3,962	-	3,962
EUR	907,484	USD	1,252,278	Barclays Bank PLC Wholesale	6/4/2014	-	($15,244)	(15,244)
EUR	1,257,033	USD	1,733,826	Deutsche Bank AG London	6/4/2014	-	(20,305)	(20,305)
EUR	2,535,056	USD	3,487,295	JPMorgan Chase Bank	6/4/2014	-	(31,641)	(31,641)
				Morgan Stanley and Company
EUR	781,012	USD	1,077,990		6/4/2014	-	(13,356)	(13,356)
				International PLC
EUR	770,788	USD	1,063,795	State Street Bank and Trust Company	6/4/2014	-	(13,098)	(13,098)
EUR	3,033,903	USD	4,212,068	Bank of America N.A.	6/4/2014	-	(76,412)	(76,412)
EUR	907,484	USD	1,235,796	Barclays Bank PLC Wholesale	8/8/2014	1,201	-	1,201
EUR	1,257,033	USD	1,709,527	Deutsche Bank AG London	8/8/2014	3,943	-	3,943
EUR	2,535,056	USD	3,449,982	JPMorgan Chase Bank	8/8/2014	5,569	-	5,569
				Morgan Stanley and Company
EUR	781,012	USD	1,063,305		8/8/2014	1,298	-	1,298
				International PLC
EUR	770,788	USD	1,049,400	State Street Bank and Trust Company	8/8/2014	1,266	-	1,266
EUR	3,033,903	USD	4,131,642	Bank of America N.A.	8/8/2014	3,891	-	3,891
GBP	1,705,410	USD	2,851,799	Bank of New York	6/4/2014	6,786	-	6,786
GBP	6,132,658	USD	10,267,489	Barclays Bank PLC Wholesale	6/4/2014	11,987	-	11,987
GBP	1,688,356	USD	2,822,214	Brown Brothers Harriman & Company	6/4/2014	7,785	-	7,785
GBP	4,136,283	USD	6,913,714	Deutsche Bank AG London	6/4/2014	19,465	-	19,465
				Morgan Stanley and Company
GBP	2,059,778	USD	3,442,537		6/4/2014	10,034	-	10,034
				International PLC
GBP	3,450,463	USD	5,766,738	Bank of America N.A.	6/4/2014	16,880	-	16,880
JPY	751,814,261	USD	7,274,625	Bank of New York	6/4/2014	110,631	-	110,631
JPY	1,690,011,501	USD	16,354,291	Barclays Bank PLC Wholesale	6/4/2014	247,107	-	247,107
JPY	765,033,764	USD	7,465,579	Brown Brothers Harriman & Company	6/4/2014	49,535	-	49,535
JPY	699,745,840	USD	6,764,097	Deutsche Bank AG London	6/4/2014	109,678	-	109,678
JPY	599,782,149	USD	5,804,705	JPMorgan Chase Bank	6/4/2014	87,102	-	87,102
				Morgan Stanley and Company
JPY	835,614,272	USD	8,077,556		6/4/2014	130,888	-	130,888
				International PLC
JPY	757,715,620	USD	7,323,910	State Street Bank and Trust Company	6/4/2014	119,316	-	119,316
JPY	1,484,574,735	USD	14,368,984	Bank of America N.A.	6/4/2014	214,358	-	214,358
JPY	751,814,261	USD	7,392,870	Bank of New York	8/8/2014	-	(4,506)	(4,506)
JPY	1,690,011,501	USD	16,639,379	Barclays Bank PLC Wholesale	8/8/2014	-	(30,994)	(30,994)
JPY	765,033,764	USD	7,521,206	Brown Brothers Harriman & Company	8/8/2014	-	(2,928)	(2,928)
JPY	699,745,840	USD	6,883,468	Deutsche Bank AG London	8/8/2014	-	(6,800)	(6,800)
JPY	599,782,149	USD	5,897,497	JPMorgan Chase Bank	8/8/2014	-	(3,210)	(3,210)
				Morgan Stanley and Company
JPY	835,614,272	USD	8,223,615		8/8/2014	-	(11,716)	(11,716)
				International PLC
JPY	757,715,620	USD	7,457,317	State Street Bank and Trust Company	8/8/2014	-	(10,958)	(10,958)
JPY	1,484,574,735	USD	14,614,258	Bank of America N.A.	8/8/2014	-	(24,777)	(24,777)
NOK	20,531,421	USD	3,445,993	Barclays Bank PLC Wholesale	6/4/2014	-	(11,573)	(11,573)
NZD	4,406,541	USD	3,820,727	Barclays Bank PLC Wholesale	6/4/2014	-	(78,912)	(78,912)
NZD	3,666,146	USD	3,113,288	Bank of America N.A.	6/4/2014	-	(179)	(179)

10

International Core Fund
As of 5-31-14 (Unaudited)

					Contractual			Net Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
SEK	9,581,355	USD	1,443,356	Bank of New York	6/4/2014	-	($11,619)	($11,619)
SEK	14,300,529	USD	2,157,312	Barclays Bank PLC Wholesale	6/4/2014	-	(20,393)	(20,393)
SEK	26,278,563	USD	3,961,953	Brown Brothers Harriman & Company	6/4/2014	-	(35,163)	(35,163)
SEK	9,726,526	USD	1,464,474	Deutsche Bank AG London	6/4/2014	-	(11,045)	(11,045)
				Morgan Stanley and Company
SEK	9,726,526	USD	1,467,609		6/4/2014	-	(14,180)	(14,180)
				International PLC
SEK	10,833,735	USD	1,634,497	Bank of America N.A.	6/4/2014	-	(15,619)	(15,619)
SGD	7,413,167	USD	5,885,568	Barclays Bank PLC Wholesale	6/4/2014	$24,638	-	24,638
SGD	2,992,272	USD	2,375,488	Brown Brothers Harriman & Company	6/4/2014	10,124	-	10,124
SGD	2,618,505	USD	2,079,334	Deutsche Bank AG London	6/4/2014	8,290	-	8,290
SGD	5,009,561	USD	3,975,094	JPMorgan Chase Bank	6/4/2014	18,818	-	18,818
				Morgan Stanley and Company
SGD	12,561,129	USD	9,987,185		6/4/2014	27,274	-	27,274
				International PLC
SGD	3,554,576	USD	2,823,479	State Street Bank and Trust Company	6/4/2014	10,435	-	10,435
SGD	3,188,953	USD	2,542,282	Bank of America N.A.	6/4/2014	135	-	135
SGD	7,413,167	USD	5,908,577	Barclays Bank PLC Wholesale	8/8/2014	1,886	-	1,886
SGD	2,992,272	USD	2,384,974	Brown Brothers Harriman & Company	8/8/2014	742	-	742
SGD	2,618,505	USD	2,086,624	Deutsche Bank AG London	8/8/2014	1,090	-	1,090
SGD	5,009,561	USD	3,992,993	JPMorgan Chase Bank	8/8/2014	1,093	-	1,093
				Morgan Stanley and Company
SGD	12,561,129	USD	10,013,160		8/8/2014	1,735	-	1,735
				International PLC
SGD	3,554,576	USD	2,833,325	State Street Bank and Trust Company	8/8/2014	712	-	712
SGD	3,188,953	USD	2,543,309	Bank of America N.A.	8/8/2014	-	(780)	(780)
USD	9,945,287	AUD	10,810,682	Bank of New York	6/4/2014	-	(114,972)	(114,972)
USD	2,411,006	AUD	2,620,462	Barclays Bank PLC Wholesale	6/4/2014	-	(27,557)	(27,557)
USD	8,474,346	AUD	9,211,997	Brown Brothers Harriman & Company	6/4/2014	-	(98,200)	(98,200)
USD	10,093,026	AUD	10,857,752	Deutsche Bank AG London	6/4/2014	-	(11,036)	(11,036)
				Morgan Stanley and Company
USD	14,488,216	AUD	15,643,237		6/4/2014	-	(69,146)	(69,146)
				International PLC
USD	2,071,142	AUD	2,251,608	State Street Bank and Trust Company	6/4/2014	-	(24,171)	(24,171)
USD	8,769,736	AUD	9,533,773	Bank of America N.A.	6/4/2014	-	(102,250)	(102,250)
USD	9,983,773	AUD	10,810,682	Bank of New York	8/8/2014	-	(31,319)	(31,319)
USD	2,424,146	AUD	2,620,462	Barclays Bank PLC Wholesale	8/8/2014	-	(3,469)	(3,469)
USD	8,509,951	AUD	9,211,997	Brown Brothers Harriman & Company	8/8/2014	-	(24,108)	(24,108)
USD	10,033,649	AUD	10,857,752	Deutsche Bank AG London	8/8/2014	-	(25,050)	(25,050)
				Morgan Stanley and Company
USD	14,465,620	AUD	15,643,237		8/8/2014	-	(26,385)	(26,385)
				International PLC
USD	2,082,490	AUD	2,251,608	State Street Bank and Trust Company	8/8/2014	-	(3,416)	(3,416)
USD	8,821,972	AUD	9,533,773	Bank of America N.A.	8/8/2014	-	(10,183)	(10,183)
USD	980,820	CAD	1,084,198	Bank of New York	6/4/2014	-	(19,038)	(19,038)
USD	2,332,439	CAD	2,578,600	Barclays Bank PLC Wholesale	6/4/2014	-	(45,571)	(45,571)
USD	1,300,290	CAD	1,439,388	JPMorgan Chase Bank	6/4/2014	-	(27,128)	(27,128)
				Morgan Stanley and Company
USD	1,247,626	CAD	1,380,564		6/4/2014	-	(25,544)	(25,544)
				International PLC
USD	4,005,837	CAD	4,432,619	State Street Bank and Trust Company	6/4/2014	-	(81,967)	(81,967)
USD	996,735	CAD	1,084,198	Bank of New York	8/8/2014	-	(1,580)	(1,580)
USD	2,370,845	CAD	2,578,600	Barclays Bank PLC Wholesale	8/8/2014	-	(3,495)	(3,495)
USD	1,322,952	CAD	1,439,388	JPMorgan Chase Bank	8/8/2014	-	(2,417)	(2,417)
				Morgan Stanley and Company
USD	1,269,545	CAD	1,380,564		8/8/2014	-	(1,660)	(1,660)
				International PLC

11

International Core Fund
As of 5-31-14 (Unaudited)

					Contractual			Net Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
USD	4,077,359	CAD	4,432,619	State Street Bank and Trust Company	8/8/2014	-	($4,137)	($4,137)
USD	4,223,310	CHF	3,722,780	Barclays Bank PLC Wholesale	6/4/2014	$66,060	-	66,060
USD	4,617,132	CHF	4,071,756	Brown Brothers Harriman & Company	6/4/2014	70,178	-	70,178
				Morgan Stanley and Company
USD	4,357,608	CHF	3,843,515		6/4/2014	65,533	-	65,533
				International PLC
USD	6,859,300	CHF	6,049,066	State Street Bank and Trust Company	6/4/2014	104,273	-	104,273
USD	2,368,054	CHF	2,088,536	Bank of America N.A.	6/4/2014	35,774	-	35,774
USD	4,152,038	CHF	3,722,780	Barclays Bank PLC Wholesale	8/8/2014	-	(8,096)	(8,096)
USD	4,539,234	CHF	4,071,756	Brown Brothers Harriman & Company	8/8/2014	-	(10,875)	(10,875)
				Morgan Stanley and Company
USD	4,290,408	CHF	3,843,515		8/8/2014	-	(4,646)	(4,646)
				International PLC
USD	6,751,793	CHF	6,049,066	State Street Bank and Trust Company	8/8/2014	-	(7,922)	(7,922)
USD	2,329,819	CHF	2,088,536	Bank of America N.A.	8/8/2014	-	(4,080)	(4,080)
USD	1,235,805	EUR	907,484	Barclays Bank PLC Wholesale	6/4/2014	-	(1,229)	(1,229)
USD	1,709,552	EUR	1,257,033	Deutsche Bank AG London	6/4/2014	-	(3,968)	(3,968)
USD	3,450,090	EUR	2,535,056	JPMorgan Chase Bank	6/4/2014	-	(5,564)	(5,564)
				Morgan Stanley and Company
USD	1,063,319	EUR	781,012		6/4/2014	-	(1,316)	(1,316)
				International PLC
USD	4,131,727	EUR	3,033,903	Bank of America N.A.	6/4/2014	-	(3,929)	(3,929)
USD	2,835,952	GBP	1,705,410	Bank of New York	6/4/2014	-	(22,632)	(22,632)
USD	10,198,721	GBP	6,132,658	Barclays Bank PLC Wholesale	6/4/2014	-	(80,755)	(80,755)
USD	2,805,398	GBP	1,688,356	Brown Brothers Harriman & Company	6/4/2014	-	(24,601)	(24,601)
USD	6,876,570	GBP	4,136,283	Deutsche Bank AG London	6/4/2014	-	(56,609)	(56,609)
				Morgan Stanley and Company
USD	3,426,408	GBP	2,059,778		6/4/2014	-	(26,163)	(26,163)
				International PLC
USD	4,729,906	GBP	2,843,491	State Street Bank and Trust Company	6/4/2014	-	(36,314)	(36,314)
USD	5,731,536	GBP	3,450,463	Bank of America N.A.	6/4/2014	-	(52,081)	(52,081)
USD	2,850,354	GBP	1,705,410	Bank of New York	8/8/2014	-	(6,797)	(6,797)
USD	5,354,911	GBP	3,205,708	Barclays Bank PLC Wholesale	8/8/2014	-	(15,757)	(15,757)
USD	2,820,795	GBP	1,688,356	Brown Brothers Harriman & Company	8/8/2014	-	(7,784)	(7,784)
USD	6,910,198	GBP	4,136,283	Deutsche Bank AG London	8/8/2014	-	(19,504)	(19,504)
				Morgan Stanley and Company
USD	3,440,829	GBP	2,059,778		8/8/2014	-	(10,010)	(10,010)
				International PLC
USD	4,749,881	GBP	2,843,491	State Street Bank and Trust Company	8/8/2014	-	(13,948)	(13,948)
USD	5,763,885	GBP	3,450,463	Bank of America N.A.	8/8/2014	-	(16,832)	(16,832)
USD	7,389,775	JPY	751,814,261	Bank of New York	6/4/2014	4,519	-	4,519
USD	16,632,501	JPY	1,690,011,501	Barclays Bank PLC Wholesale	6/4/2014	31,104	-	31,104
USD	7,518,094	JPY	765,033,764	Brown Brothers Harriman & Company	6/4/2014	2,980	-	2,980
USD	6,880,558	JPY	699,745,840	Deutsche Bank AG London	6/4/2014	6,783	-	6,783
USD	5,895,073	JPY	599,782,149	JPMorgan Chase Bank	6/4/2014	3,265	-	3,265
				Morgan Stanley and Company
USD	8,220,263	JPY	835,614,272		6/4/2014	11,819	-	11,819
				International PLC
USD	14,608,361	JPY	1,484,574,735	Bank of America N.A.	6/4/2014	25,019	-	25,019
USD	3,434,135	NOK	20,531,421	Barclays Bank PLC Wholesale	6/4/2014	-	(285)	(285)
USD	3,430,749	NOK	20,531,421	State Street Bank and Trust Company	6/4/2014	-	(3,671)	(3,671)
USD	3,436,879	NOK	20,531,421	Barclays Bank PLC Wholesale	8/8/2014	11,344	-	11,344
USD	3,438,696	NOK	20,531,421	State Street Bank and Trust Company	8/8/2014	13,161	-	13,161
USD	3,790,186	NZD	4,406,541	Barclays Bank PLC Wholesale	6/4/2014	48,372	-	48,372
USD	3,163,767	NZD	3,666,146	Bank of America N.A.	6/4/2014	50,658	-	50,658
USD	2,470,396	NZD	2,925,751	Bank of America N.A.	8/8/2014	174	-	174
USD	1,483,278	SEK	9,581,355	Bank of New York	6/4/2014	51,542	-	51,542

12

International Core Fund
As of 5-31-14 (Unaudited)

					Contractual			Net Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
USD	2,212,680	SEK	14,300,529	Barclays Bank PLC Wholesale	6/4/2014	$75,761	-	$75,761
USD	3,997,250	SEK	26,278,563	Brown Brothers Harriman & Company	6/4/2014	70,460	-	70,460
USD	1,505,654	SEK	9,726,526	Deutsche Bank AG London	6/4/2014	52,225	-	52,225
				Morgan Stanley and Company
USD	1,504,981	SEK	9,726,526		6/4/2014	51,552	-	51,552
				International PLC
USD	1,678,296	SEK	10,833,735	Bank of America N.A.	6/4/2014	59,417	-	59,417
USD	1,441,846	SEK	9,581,355	Bank of New York	8/8/2014	11,545	-	11,545
USD	2,155,072	SEK	14,300,529	Barclays Bank PLC Wholesale	8/8/2014	20,295	-	20,295
USD	3,957,794	SEK	26,278,563	Brown Brothers Harriman & Company	8/8/2014	34,941	-	34,941
USD	1,462,965	SEK	9,726,526	Deutsche Bank AG London	8/8/2014	10,994	-	10,994
				Morgan Stanley and Company
USD	1,466,087	SEK	9,726,526		8/8/2014	14,116	-	14,116
				International PLC
USD	1,632,811	SEK	10,833,735	Bank of America N.A.	8/8/2014	15,556	-	15,556
USD	5,908,318	SGD	7,413,167	Barclays Bank PLC Wholesale	6/4/2014	-	($1,887)	(1,887)
USD	2,384,841	SGD	2,992,272	Brown Brothers Harriman & Company	6/4/2014	-	(771)	(771)
USD	2,086,525	SGD	2,618,505	Deutsche Bank AG London	6/4/2014	-	(1,099)	(1,099)
USD	3,992,853	SGD	5,009,561	JPMorgan Chase Bank	6/4/2014	-	(1,059)	(1,059)
				Morgan Stanley and Company
USD	10,012,681	SGD	12,561,129		6/4/2014	-	(1,777)	(1,777)
				International PLC
USD	2,543,217	SGD	3,188,953	Bank of America N.A.	6/4/2014	800	-	800

						$2,441,656	($1,701,168)	$740,488

Currency Abbreviations

AUD	Australian Dollar	NOK	Norwegian Kroner
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	Pound Sterling	USD	U.S. Dollar
JPY	Japanese Yen

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

13

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**800-225-5291**
	EASI-Line	**800-338-8080**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock International Core Fund.

66Q1 5/14
7/14

John Hancock
International Growth Fund

Quarterly portfolio holdings 5/31/2014

International Growth Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Common Stocks 95.8%		$482,635,721

(Cost $425,228,417)

Australia 6.3%		31,541,409

BHP Billiton, Ltd.	251,308	8,549,543
Coca-Cola Amatil, Ltd.	52,031	459,238
CSL, Ltd.	46,495	3,058,333
Flight Centre Travel Group, Ltd.	10,052	466,614
Fortescue Metals Group, Ltd.	178,145	734,006
JB Hi-Fi, Ltd. (L)	25,752	435,700
Macquarie Group, Ltd.	12,539	702,772
National Australia Bank, Ltd.	79,283	2,476,083
QBE Insurance Group, Ltd.	82,617	876,283
Rio Tinto, Ltd.	48,856	2,702,829
Telstra Corp., Ltd.	431,855	2,148,913
Westpac Banking Corp.	33,674	1,079,446
Woodside Petroleum, Ltd.	68,061	2,675,041
Woolworths, Ltd.	148,002	5,176,608

Austria 0.1%		312,533

OMV AG	5,556	230,269
Telekom Austria AG	8,460	82,264

Belgium 1.0%		5,185,717

Ageas	22,878	962,370
Anheuser-Busch InBev NV	10,895	1,196,340
Colruyt SA	14,797	829,227
Delhaize Group SA (L)	9,264	659,467
KBC Groep NV (I)	17,170	1,022,848
Umicore SA	10,720	515,465

Bermuda 0.2%		1,159,857

Seadrill, Ltd.	30,734	1,159,857

Canada 1.7%		8,801,901

Canadian National Railway Company	68,900	4,178,607
Enbridge, Inc. (L)	37,200	1,767,883
Magna International, Inc. (L)	13,500	1,381,251
Methanex Corp.	7,400	424,495
Saputo, Inc.	11,300	611,011
Tim Hortons, Inc.	8,100	438,654

China 0.1%		367,624

Yangzijiang Shipbuilding Holdings, Ltd.	456,000	367,624

Denmark 3.9%		19,547,236

A.P. Moeller - Maersk A/S, Series B	326	853,086
Chr Hansen Holding A/S	9,351	398,157
Coloplast A/S	25,332	2,188,446
Danske Bank A/S	13,317	375,775
GN Store Nord A/S	27,340	754,475
Novo Nordisk A/S, Class B	221,877	9,394,317
Novozymes A/S, B Shares	37,499	1,838,127
Pandora A/S	22,652	1,680,898
Vestas Wind Systems A/S (I)	38,406	2,063,955

Finland 1.3%		6,314,571

Fortum OYJ	25,364	618,940
Kone OYJ	35,412	1,459,022

1

International Growth Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Finland (continued)

Neste Oil OYJ	25,009	$512,284
Nokia OYJ (I)	255,886	2,076,048
Orion OYJ, Class B	12,126	382,398
UPM-Kymmene OYJ	45,415	800,339
Wartsila OYJ Abp	8,619	465,540

France 6.7%		33,629,461

Alcatel-Lucent (I)	390,270	1,590,883
AXA SA	119,707	2,958,645
BNP Paribas SA	18,284	1,280,068
Bureau Veritas SA	32,378	976,436
Cap Gemini SA (L)	17,011	1,237,535
Carrefour SA	20,969	762,232
Casino Guichard Perrachon SA (L)	7,696	991,291
Credit Agricole SA (L)	81,533	1,272,515
Dassault Systemes SA (L)	8,808	1,117,876
Electricite de France SA (L)	32,621	1,145,269
Essilor International SA	17,197	1,807,781
GDF Suez	19,239	536,953
Iliad SA	3,381	1,080,903
L'Oreal SA	16,789	2,930,699
Natixis (L)	102,896	701,524
Neopost SA	4,793	384,519
Peugeot SA (I)	60,016	850,551
Publicis Groupe SA (L)	5,617	484,994
Safran SA (L)	24,909	1,691,133
Sanofi	8,394	897,427
Societe BIC SA	2,775	362,617
Societe Generale SA	70,512	4,064,359
Suez Environnement Company	20,677	415,618
Thales SA	6,971	417,525
Valeo SA (L)	11,082	1,488,736
Vinci SA	17,830	1,320,481
Wendel SA	5,701	860,891

Germany 6.9%		34,788,968

Bayer AG	13,982	2,023,904
Beiersdorf AG	11,535	1,165,662
Commerzbank AG (I)	42,871	682,082
Continental AG	12,787	3,023,770
Daimler AG	90,824	8,628,440
Deutsche Lufthansa AG	31,797	840,282
Deutsche Post AG	67,001	2,488,515
Deutsche Telekom AG	64,541	1,089,841
Duerr AG	12,623	1,081,613
Fielmann AG	2,998	429,859
Freenet AG	26,544	825,087
Hannover Rueckversicherung AG	4,374	389,192
Hochtief AG	5,128	466,788
Leoni AG	8,028	643,387
Metro AG (I)	5,106	213,666
Muenchener Rueckversicherungs AG	5,164	1,145,696
Nordex AG (I)	13,927	305,308
ProSiebenSat.1 Media AG	15,801	720,075
Salzgitter AG (L)	8,630	369,356
SAP AG	60,442	4,627,144
Sky Deutschland AG (I)	101,851	951,107

2

International Growth Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Germany (continued)

Software AG (L)	8,439	$325,021
Stada Arzneimittel AG (L)	14,238	669,347
Symrise AG	8,245	447,278
ThyssenKrupp AG (I)	13,863	416,923
Volkswagen AG	1,818	479,294
Wacker Chemie AG (L)	2,875	340,331

Guernsey, Channel Islands 0.1%		498,071

Resolution, Ltd.	94,733	498,071

Hong Kong 1.8%		9,189,518

AIA Group, Ltd.	76,400	383,578
ASM Pacific Technology, Ltd.	17,100	191,696
Cheung Kong Infrastructure Holdings, Ltd.	58,000	398,623
Galaxy Entertainment Group, Ltd.	294,000	2,359,590
Hong Kong & China Gas Company, Ltd.	419,580	1,013,877
Hong Kong Exchanges & Clearing, Ltd.	40,683	760,145
Hong Kong Land Holdings, Ltd.	70,000	491,954
Hutchison Whampoa, Ltd.	91,000	1,220,606
Luk Fook Holdings International, Ltd.	34,000	86,279
Noble Group, Ltd.	610,000	674,447
Power Assets Holdings, Ltd.	115,000	1,001,617
Wharf Holdings, Ltd.	31,000	220,485
Xinyi Glass Holdings Company, Ltd.	552,000	386,621

Ireland 1.6%		7,994,405

Experian PLC	70,146	1,220,095
Kerry Group PLC	18,855	1,436,067
Paddy Power PLC	11,972	853,970
Shire PLC	66,168	3,816,159
Smurfit Kappa Group PLC	27,676	668,114

Isle of Man 0.1%		418,242

Playtech PLC	36,505	418,242

Israel 1.0%		5,261,367

Bezeq The Israeli Telecommunication Corp., Ltd.	281,689	505,630
Israel Chemicals, Ltd.	37,393	330,020
Teva Pharmaceutical Industries, Ltd.	87,686	4,425,717

Italy 2.2%		11,012,108

Assicurazioni Generali SpA	40,049	907,699
Atlantia SpA (L)	25,457	707,662
Azimut Holding SpA	32,891	901,358
Banca Popolare di Milano SpA (I)	693,550	634,457
Enel SpA	171,382	970,713
Fiat SpA (I)(L)	137,371	1,438,993
Intesa Sanpaolo SpA	453,084	1,519,344
Mediaset SpA (I)	113,825	562,423
Mediobanca SpA (I)	28,559	286,625
Saipem SpA (I)	17,005	443,603
Telecom Italia SpA (I)	429,100	533,374
UniCredit SpA	157,744	1,377,211
Unione di Banche Italiane SCPA (L)	79,036	728,646

Japan 14.5%		73,168,440

ABC-Mart, Inc.	11,900	609,513
Aeon Company, Ltd.	21,200	256,613

3

International Growth Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Japan (continued)

Aeon Mall Company, Ltd.	11,100	$280,345
Alps Electric Company, Ltd.	48,500	563,460
Anritsu Corp.	13,300	138,185
Asahi Kasei Corp.	66,000	495,299
Central Japan Railway Company, Ltd.	3,900	518,621
Chugai Pharmaceutical Company, Ltd.	22,900	615,311
COLOPL, Inc. (I)(L)	30,600	710,364
CROOZ, Inc. (L)	10,300	437,898
CyberAgent, Inc.	18,500	741,491
Daihatsu Motor Company, Ltd.	11,700	202,798
Daiho Corp.	50,000	187,642
Daikin Industries, Ltd.	15,400	923,812
Dainippon Sumitomo Pharma Company, Ltd.	12,100	133,288
Daito Trust Construction Company, Ltd.	11,900	1,292,383
Daiwa Securities Group, Inc.	54,000	438,627
Dena Company, Ltd. (L)	27,100	355,638
Denso Corp.	9,800	451,401
DIC Corp.	106,000	285,036
FANUC Corp.	5,200	888,858
Fast Retailing Company, Ltd.	2,300	764,475
Fuji Heavy Industries, Ltd.	62,400	1,664,067
FUJIFILM Holdings Corp.	23,700	615,721
Fujitsu, Ltd.	152,000	1,034,970
GNI Group, Ltd. (I)(L)	84,000	240,574
Gree, Inc. (L)	54,200	496,887
Hirose Electric Company, Ltd.	2,200	316,400
Hisamitsu Pharmaceutical Company, Inc.	18,300	745,532
Hitachi, Ltd.	232,000	1,568,222
Hoya Corp.	47,000	1,459,964
Idemitsu Kosan Company, Ltd.	10,100	210,226
IHI Corp.	82,000	346,073
Iida Group Holdings Company, Ltd.	5,000	75,629
Inpex Corp.	27,600	399,810
ITOCHU Corp.	32,500	385,839
Izumi Company, Ltd.	18,400	577,352
JAFCO Company, Ltd.	11,000	438,911
Japan Tissue Engineering Company, Ltd. (I)(L)	12,100	194,922
Japan Tobacco, Inc.	15,600	529,907
Kakaku.com, Inc.	44,100	776,528
KDDI Corp.	13,900	830,567
Keyence Corp.	7,400	2,890,820
Kintetsu Corp.	163,000	573,303
Kobe Steel, Ltd.	388,000	540,270
Kumagai Gumi Company, Ltd. (I)	100,000	262,975
Lawson, Inc.	7,300	525,702
LIXIL Group Corp.	11,900	309,770
Makita Corp.	10,900	597,389
Mazda Motor Corp.	231,000	1,006,627
Medipal Holdings Corp.	24,000	338,162
Minebea Company, Ltd.	86,000	898,610
Mitsubishi Electric Corp.	101,000	1,180,878
Murata Manufacturing Company, Ltd.	15,700	1,336,908
NGK Insulators, Ltd.	32,000	667,081
Nidec Corp.	25,900	1,510,003
Nippon Steel & Sumitomo Metal Corp.	132,000	374,248
Nippon Yakin Kogyo Company, Ltd. (I)	116,100	360,109
Nishimatsu Construction Company, Ltd.	74,000	291,622

4

International Growth Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Japan (continued)

Nitori Holdings Company, Ltd.	29,300	$1,441,568
Nomura Research Institute, Ltd.	27,500	926,728
NSK, Ltd.	37,000	450,578
NTT DOCOMO, Inc.	55,000	916,957
Oji Holdings Corp.	83,000	351,749
Omron Corp.	28,000	1,056,575
Ono Pharmaceutical Company, Ltd.	6,600	508,055
Oracle Corp. Japan	7,700	348,292
ORIX Corp.	47,600	761,411
Panasonic Corp.	195,200	2,106,246
Park24 Company, Ltd.	32,600	618,406
Rakuten, Inc.	26,900	350,434
Santen Pharmaceutical Company, Ltd.	19,100	1,031,916
Sawai Pharmaceutical Company, Ltd.	4,600	286,824
SBI Holdings, Inc.	26,200	301,010
Secom Company, Ltd.	10,000	612,153
Seiko Epson Corp.	32,400	1,131,140
Seven Bank, Ltd.	149,100	556,041
Shimamura Company, Ltd.	8,700	843,580
Shimano, Inc.	12,100	1,251,469
Shionogi & Company, Ltd.	15,100	304,242
SMC Corp.	5,500	1,444,251
SoftBank Corp.	22,200	1,613,804
Square Enix Company, Ltd.	35,500	554,906
Stanley Electric Company, Ltd.	27,900	666,182
Start Today Company, Ltd.	27,800	695,371
Sumitomo Realty & Development Company, Ltd.	11,000	475,103
Sumitomo Rubber Industries, Ltd.	22,000	328,187
Suzuken Company, Ltd.	6,800	241,382
Sysmex Corp.	32,100	1,130,539
Taiheiyo Cement Corp.	146,000	553,481
Taisei Corp.	103,000	532,586
TDK Corp.	12,800	549,863
Terumo Corp.	45,100	961,931
The Dai-ichi Life Insurance Company, Ltd.	86,600	1,292,547
Tokyo Electric Power Company, Inc. (I)	125,200	508,948
Tokyo Gas Company, Ltd.	55,000	312,187
Tosoh Corp.	133,000	636,923
TOTO, Ltd.	38,000	483,451
Toyo Tire & Rubber Company, Ltd.	46,000	404,902
Toyota Motor Corp.	30,900	1,750,049
Trend Micro, Inc.	20,300	631,535
Tsumura & Company, Ltd.	24,600	554,519
Tsuruha Holdings, Inc.	7,400	397,782
Unicharm Corp.	9,400	571,302
USS Company, Ltd.	7,400	121,473
Yahoo Japan Corp.	211,300	979,119
Yamada Denki Company, Ltd.	49,700	183,863
Yamaha Corp.	27,800	435,532
Yamaha Motor Company, Ltd.	8,700	137,712

Luxembourg 0.3%		1,528,637

Millicom International Cellular SA, SDR (L)	7,694	711,295
SES SA	22,501	817,342

Macau 0.4%		2,012,760

Sands China, Ltd.	275,200	2,012,760

5

International Growth Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Netherlands 4.0%		$20,329,748

ASML Holding NV	4,995	428,477
Heineken NV	19,168	1,327,909
ING Groep NV (I)	198,756	2,787,529
Koninklijke Ahold NV	17,541	318,982
Koninklijke KPN NV (I)	60,785	225,082
PostNL NV (I)	119,383	585,938
Randstad Holding NV	11,978	697,290
Reed Elsevier NV	47,988	1,073,398
SBM Offshore NV (I)	22,241	362,236
Unilever NV	288,691	12,522,907

New Zealand 0.1%		558,300

Telecom Corp. of New Zealand, Ltd.	244,259	558,300

Norway 0.1%		712,935

Statoil ASA	8,104	248,370
TGS-NOPEC Geophysical Company ASA (L)	14,234	464,565

Portugal 0.1%		523,860

Jeronimo Martins SGPS SA	8,811	150,471
Mota-Engil SGPS SA	7,967	57,591
Zon Optimus SGPS SA	46,507	315,798

Singapore 2.1%		10,786,523

Ezion Holdings, Ltd.	211,400	371,304
Keppel Corp., Ltd.	69,400	588,364
Oversea-Chinese Banking Corp., Ltd.	279,006	2,169,189
SATS, Ltd.	130,000	323,540
Sembcorp Industries, Ltd.	129,000	556,683
Singapore Exchange, Ltd.	154,000	846,258
Singapore Press Holdings, Ltd. (L)	246,000	804,548
Singapore Technologies Engineering, Ltd.	252,000	778,066
Singapore Telecommunications, Ltd.	692,000	2,152,998
StarHub, Ltd.	204,000	683,408
United Overseas Bank, Ltd.	84,000	1,512,165

Spain 3.8%		19,079,623

Amadeus IT Holding SA, A Shares	56,014	2,462,347
Banco Popular Espanol SA	72,522	512,553
Banco Santander SA	466,074	4,772,436
Bankinter SA	101,961	808,623
CaixaBank SA	156,361	951,322
Distribuidora Internacional de Alimentacion SA	43,649	403,592
Ferrovial SA	22,080	478,069
Gamesa Corporacion Tecnologica SA (I)	97,562	1,142,667
Gas Natural SDG SA	14,359	413,853
Grifols SA	9,587	519,662
Inditex SA	14,682	2,132,174
Red Electrica Corp. SA	10,174	872,741
Sacyr SA (I)	128,579	872,233
Telefonica SA	163,037	2,737,351

Sweden 2.2%		10,999,954

Assa Abloy AB, Series B	7,371	372,650
Boliden AB	14,852	206,724
Hennes & Mauritz AB, B Shares	144,512	6,110,858
Investment AB Kinnevik, B Shares	37,554	1,490,744
Investor AB, B Shares	56,940	2,238,501

6

International Growth Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Sweden (continued)

Skandinaviska Enskilda Banken AB, Series A	42,693	$580,477

Switzerland 11.5%		57,706,151

ABB, Ltd. (I)	27,571	655,111
Actelion, Ltd. (I)	20,820	2,071,959
Adecco SA (I)	14,341	1,198,148
Cie Financiere Richemont SA	22,190	2,341,378
Galenica Holding AG	310	306,463
Geberit AG	6,459	2,140,613
Georg Fischer AG (I)	785	592,401
Givaudan SA (I)	642	1,054,064
Kuehne & Nagel International AG	5,122	699,023
Logitech International SA	35,318	465,435
Nestle SA	182,058	14,293,745
Novartis AG	100,971	9,084,776
Partners Group Holding AG	4,557	1,209,786
Roche Holding AG	39,732	11,711,094
Schindler Holding AG	5,219	806,614
SGS SA	790	1,982,970
Sika AG	115	456,468
Sonova Holding AG	3,520	537,462
Straumann Holding AG	1,501	333,737
Swiss Life Holding AG (I)	3,959	952,164
Swisscom AG	1,851	1,103,765
Syngenta AG	3,564	1,371,797
The Swatch Group AG	6,166	677,309
The Swatch Group AG	2,807	1,659,869

United Kingdom 21.6%		108,746,082

Admiral Group PLC	18,822	460,467
Ashmore Group PLC	77,209	458,105
Ashtead Group PLC	53,427	789,669
ASOS PLC (I)	8,036	612,275
Associated British Foods PLC	9,708	491,543
AstraZeneca PLC	8,282	598,366
Aviva PLC	161,040	1,416,976
Babcock International Group PLC	47,943	976,400
Barratt Developments PLC	88,365	529,643
BG Group PLC	334,842	6,866,060
British American Tobacco PLC	233,995	14,168,601
British Sky Broadcasting Group PLC	23,883	353,134
BT Group PLC	712,639	4,746,297
Bunzl PLC	49,943	1,399,891
Burberry Group PLC	25,242	649,030
Capita PLC	67,905	1,261,100
Centrica PLC	83,014	467,629
Cobham PLC	198,986	1,064,458
Compass Group PLC	77,570	1,296,147
Diageo PLC	241,734	7,783,382
easyJet PLC	23,564	605,132
GlaxoSmithKline PLC	535,980	14,383,800
ICAP PLC	38,774	259,970
IG Group Holdings PLC	49,538	500,000
IMI PLC	25,969	696,153
Imperial Tobacco Group PLC	52,327	2,362,967
International Consolidated Airlines Group SA (I)	131,267	870,132
Intertek Group PLC	13,365	653,820

7

International Growth Fund
As of 5-31-14 (Unaudited)

	Shares	Value

United Kingdom (continued)

ITV PLC	459,178	$1,402,571
Legal & General Group PLC	388,815	1,502,801
Lloyds Banking Group PLC (I)	4,248,859	5,538,306
Man Group PLC	142,601	240,057
Micro Focus International PLC	20,960	294,797
Mondi PLC	38,392	690,622
Next PLC	22,788	2,543,498
Prudential PLC	54,097	1,258,397
Reckitt Benckiser Group PLC	84,049	7,194,817
Reed Elsevier PLC	85,422	1,363,262
Rightmove PLC	21,362	821,427
Rio Tinto PLC	105,994	5,435,853
Smith & Nephew PLC	57,090	1,000,956
Smiths Group PLC	26,352	584,442
Spectris PLC	16,099	620,400
Standard Chartered PLC	69,310	1,560,517
Taylor Wimpey PLC	223,577	406,322
The Sage Group PLC	76,914	528,751
UBM PLC	21,406	241,612
Unilever PLC	153,681	6,909,807
Whitbread PLC	15,034	1,055,537
WPP PLC	38,388	830,183

United States 0.1%		459,720

Valeant Pharmaceuticals International, Inc. (I)	3,502	459,720

Preferred Securities 0.5%		$2,582,429

(Cost $2,119,333)

Germany 0.5%		2,582,429

Bayerische Motoren Werke AG	3,435	331,660
Fuchs Petrolub SE	5,571	528,436
Volkswagen AG	6,468	1,722,333

Rights 0.0%		$71,838

(Cost $35,913)

France 0.0%		39,163

Peugeot SA (I)(N)	16,900	39,163

Italy 0.0%		32,675

Banca Popolare di Milano Scarl (Expiration Date: 6-2-14; Strike Price: EUR 0.43) (I)	319,600	32,675

Warrants 0.0%		$93,030

(Cost $77,256)

France 0.0%		93,030

Peugeot SA (Expiration Date: 4-29-17; Strike Price: EUR 6.43) (I)(L)	47,492	93,030

8

International Growth Fund
As of 5-31-14 (Unaudited)

	Yield (%)	Shares	Value
Securities Lending Collateral 3.8%			$19,280,907

(Cost $19,279,746)

John Hancock Collateral Investment Trust (W)	0.1191(Y)	1,926,684	19,280,907

Short-Term Investments 2.8%			$13,911,560

(Cost $13,911,560)

Money Market Funds 2.8%			13,911,560

State Street Institutional Treasury Money Market Fund	0.000(Y)	13,911,560	13,911,560

Total investments (Cost $460,652,225)† 102.9%			$518,575,485

Other assets and liabilities, net (2.9%)			($14,487,104)

Total net assets 100.0%			$504,088,381

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

EUR Euro

SDR Swedish Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 5-31-14. The value of securities on loan amounted to $23,464,251.

(N) Strike price and/or expiration date not available.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 5-31-14.

† At 5-31-14, the aggregate cost of investment securities for federal income tax purposes was $462,084,183. Net unrealized appreciation aggregated $56,491,302, of which $59,841,611 related to appreciated investment securities and $3,350,309 related to depreciated investment securities.

The fund had the following sector allocation as a percentage of net assets on 5-31-14:

Consumer Staples	17.2%
Health Care	15.4%
Consumer Discretionary	15.2%
Financials	13.8%
Industrials	12.0%
Information Technology	7.1%
Materials	6.3%
Telecommunication Services	4.5%
Energy	3.1%
Utilities	1.7%
Short-Term Investments & Other	3.7%

Total	100.0%

9

International Growth Fund
As of 5-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

10

International Growth Fund
As of 5-31-14 (Unaudited)

The following is a summary of the values by input classification of the fund’s investments as of May 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	5-31-14	Price	Inputs	Inputs
Common Stocks
Australia	$31,541,409	—	$31,541,409	—
Austria	312,533	—	312,533	—
Belgium	5,185,717	—	5,185,717	—
Bermuda	1,159,857	—	1,159,857	—
Canada	8,801,901	$8,801,901	—	—
China	367,624	—	367,624	—
Denmark	19,547,236	—	19,547,236	—
Finland	6,314,571	—	6,314,571	—
France	33,629,461	—	33,629,461	—
Germany	34,788,968	—	34,788,968	—
Guernsey, Channel Islands	498,071	—	498,071	—
Hong Kong	9,189,518	—	9,189,518	—
Ireland	7,994,405	—	7,994,405	—
Isle of Man	418,242	—	418,242	—
Israel	5,261,367	—	5,261,367	—
Italy	11,012,108	—	11,012,108	—
Japan	73,168,440	—	73,168,440	—
Luxembourg	1,528,637	—	1,528,637	—
Macau	2,012,760	—	2,012,760	—
Netherlands	20,329,748	—	20,329,748	—
New Zealand	558,300	—	558,300	—
Norway	712,935	—	712,935	—
Portugal	523,860	—	523,860	—
Singapore	10,786,523	—	10,786,523	—
Spain	19,079,623	—	19,079,623	—
Sweden	10,999,954	—	10,999,954	—
Switzerland	57,706,151	—	57,706,151	—
United Kingdom	108,746,082	—	108,746,082	—
United States	459,720	459,720	—	—
Preferred Securities	2,582,429	—	2,582,429	—
Rights	71,838	71,838	—	—
Warrants	93,030	93,030	—	—
Securities Lending Collateral	19,280,907	19,280,907	—	—
Short-Term Investments	13,911,560	13,911,560	—	—

Total Investments in Securities	$518,575,485	$42,618,956	$475,956,529	—
Other Financial Instruments:
Forward Foreign Currency Contracts	$445,164	—	$445,164	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

11

International Growth Fund
As of 5-31-14 (Unaudited)

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at May 31, 2014.

					Contractual			Net Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
AUD	3,776,541	USD	3,503,573	Bank of New York	6/4/2014	$10,820		$10,820
AUD	890,976	USD	827,956	Barclays Bank PLC Wholesale	6/4/2014	1,173		1,173
				Brown Brothers Harriman &
AUD	2,710,493	USD	2,515,259		6/4/2014	7,085		7,085
				Company
AUD	2,449,501	USD	2,273,872	Deutsche Bank AG London	6/4/2014	5,597		5,597
AUD	978,334	USD	907,931	JPMorgan Chase Bank	6/4/2014	2,492		2,492
				Morgan Stanley and Company
AUD	6,102,705	USD	5,668,795		6/4/2014	10,291		10,291
				International PLC
CAD	455,088	USD	419,077	Barclays Bank PLC Wholesale	6/4/2014	609		609
				Brown Brothers Harriman &
CAD	520,657	USD	479,371		6/4/2014	784		784
				Company
				Morgan Stanley and Company
CAD	1,948,633	USD	1,794,735		6/4/2014	2,315		2,315
				International PLC
CAD	616,142	USD	567,292	Bank of America N.A.	6/4/2014	920		920
CHF	1,899,858	USD	2,117,577	Barclays Bank PLC Wholesale	6/4/2014	4,006		4,006
				Brown Brothers Harriman &
CHF	2,804,107	USD	3,124,068		6/4/2014	7,296		7,296
				Company
CHF	715,083	USD	796,590	Deutsche Bank AG London	6/4/2014	1,947		1,947
CHF	1,965,292	USD	2,189,341	JPMorgan Chase Bank	6/4/2014	5,313		5,313
				Morgan Stanley and Company
CHF	1,297,935	USD	1,447,919		6/4/2014	1,493		1,493
				International PLC
CHF	3,238,466	USD	3,610,274	Bank of America N.A.	6/4/2014	6,140		6,140
EUR	1,245,343	USD	1,718,885	Bank of New York	6/4/2014		($21,299)	(21,299)
				Brown Brothers Harriman &
EUR	685,490	USD	945,387		6/4/2014		(10,963)	(10,963)
				Company
EUR	170,773	USD	235,547	Deutsche Bank AG London	6/4/2014		(2,758)	(2,758)
EUR	679,397	USD	934,598	JPMorgan Chase Bank	6/4/2014		(8,480)	(8,480)
EUR	1,092,436	USD	1,516,665	Bank of America N.A.	6/4/2014		(27,514)	(27,514)
EUR	1,245,343	USD	1,694,410	Bank of New York	8/8/2014	3,125		3,125
				Brown Brothers Harriman &
EUR	685,490	USD	932,918		8/8/2014	1,478		1,478
				Company
EUR	850,170	USD	1,157,005	JPMorgan Chase Bank	8/8/2014	1,868		1,868
EUR	1,092,436	USD	1,487,706	Bank of America N.A.	8/8/2014	1,401		1,401
GBP	1,996,554	USD	3,336,791	Barclays Bank PLC Wholesale	6/4/2014	9,804		9,804
				Brown Brothers Harriman &
GBP	362,752	USD	606,367		6/4/2014	1,673		1,673
				Company
GBP	794,222	USD	1,327,526	Deutsche Bank AG London	6/4/2014	3,738		3,738
GBP	674,922	USD	1,128,115	JPMorgan Chase Bank	6/4/2014	3,180		3,180
				Morgan Stanley and Company
GBP	665,996	USD	1,113,089		6/4/2014	3,244		3,244
				International PLC

12

International Growth Fund
As of 5-31-14 (Unaudited)

					Contractual			Net Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
GBP	618,272	USD	1,033,314	Bank of America N.A.	6/4/2014	$3,025		$3,025
JPY	268,529,960	USD	2,598,321	Bank of New York	6/4/2014	39,515		39,515
JPY	736,581,300	USD	7,127,919	Barclays Bank PLC Wholesale	6/4/2014	107,700		107,700
				Brown Brothers Harriman &
JPY	547,898,966	USD	5,346,845		6/4/2014	35,301		35,301
				Company
JPY	178,319,337	USD	1,723,725	Deutsche Bank AG London	6/4/2014	27,950		27,950
JPY	93,751,411	USD	907,328	JPMorgan Chase Bank	6/4/2014	13,615		13,615
				Morgan Stanley and Company
JPY	315,587,604	USD	3,050,662		6/4/2014	49,435		49,435
				International PLC
				State Street Bank and Trust
JPY	97,221,399	USD	939,720		6/4/2014	15,309		15,309
				Company
JPY	304,712,769	USD	2,949,271	Bank of America N.A.	6/4/2014	43,997		43,997
JPY	268,529,960	USD	2,640,555	Bank of New York	8/8/2014		($1,609)	(1,609)
JPY	736,581,300	USD	7,252,173	Barclays Bank PLC Wholesale	8/8/2014		(13,508)	(13,508)
				Brown Brothers Harriman &
JPY	547,898,966	USD	5,386,509		8/8/2014		(2,097)	(2,097)
				Company
JPY	178,319,337	USD	1,754,145	Deutsche Bank AG London	8/8/2014		(1,733)	(1,733)
JPY	93,751,411	USD	921,832	JPMorgan Chase Bank	8/8/2014		(502)	(502)
				Morgan Stanley and Company
JPY	315,587,604	USD	3,105,824		8/8/2014		(4,425)	(4,425)
				International PLC
				State Street Bank and Trust
JPY	97,221,399	USD	956,838		8/8/2014		(1,406)	(1,406)
				Company
JPY	304,712,769	USD	2,999,614	Bank of America N.A.	8/8/2014		(5,086)	(5,086)
NOK	3,963,001	USD	664,683	Deutsche Bank AG London	6/4/2014		(1,767)	(1,767)
SEK	2,133,324	USD	321,368	Bank of New York	6/4/2014		(2,587)	(2,587)
				Brown Brothers Harriman &
SEK	27,822,163	USD	4,210,957		6/4/2014		(53,507)	(53,507)
				Company
SEK	2,756,743	USD	415,719	JPMorgan Chase Bank	6/4/2014		(3,780)	(3,780)
SGD	1,426,619	USD	1,137,734	Bank of New York	6/4/2014		(351)	(351)
SGD	1,424,172	USD	1,130,699	Barclays Bank PLC Wholesale	6/4/2014	4,733		4,733
				Brown Brothers Harriman &
SGD	852,564	USD	676,829		6/4/2014	2,885		2,885
				Company
SGD	1,563,268	USD	1,246,135	Deutsche Bank AG London	6/4/2014	192		192
				Morgan Stanley and Company
SGD	2,856,238	USD	2,268,472		6/4/2014	8,686		8,686
				International PLC
				State Street Bank and Trust
SGD	1,503,388	USD	1,194,174		6/4/2014	4,413		4,413
				Company
SGD	1,989,815	USD	1,579,801	Bank of America N.A.	6/4/2014	6,594		6,594
SGD	1,426,619	USD	1,135,536	Bank of New York	8/8/2014	1,897		1,897
SGD	1,424,172	USD	1,135,120	Barclays Bank PLC Wholesale	8/8/2014	362		362
				Brown Brothers Harriman &
SGD	852,564	USD	679,532		8/8/2014	211		211
				Company
SGD	1,563,268	USD	1,245,731	Deutsche Bank AG London	8/8/2014	651		651
				Morgan Stanley and Company
SGD	2,856,238	USD	2,276,863		8/8/2014	395		395
				International PLC
				State Street Bank and Trust
SGD	1,503,388	USD	1,198,339		8/8/2014	301		301
				Company
SGD	1,989,815	USD	1,586,951	Bank of America N.A.	8/8/2014		(487)	(487)
USD	3,474,229	AUD	3,776,541	Bank of New York	6/4/2014		(40,164)	(40,164)
USD	819,759	AUD	890,976	Barclays Bank PLC Wholesale	6/4/2014		(9,370)	(9,370)

13

International Growth Fund
As of 5-31-14 (Unaudited)

					Contractual			Net Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
				Brown Brothers Harriman &
USD	2,493,450	AUD	2,710,493		6/4/2014		($28,894)	($28,894)
				Company
USD	2,298,453	AUD	2,449,501	Deutsche Bank AG London	6/4/2014	$18,984		18,984
USD	899,583	AUD	978,334	JPMorgan Chase Bank	6/4/2014		(10,840)	(10,840)
				Morgan Stanley and Company
USD	5,655,948	AUD	6,102,705		6/4/2014		(23,138)	(23,138)
				International PLC
				State Street Bank and Trust
USD	1,076,643	AUD	1,170,455		6/4/2014		(12,565)	(12,565)
				Company
USD	3,487,673	AUD	3,776,541	Bank of New York	8/8/2014		(10,941)	(10,941)
USD	824,227	AUD	890,976	Barclays Bank PLC Wholesale	8/8/2014		(1,179)	(1,179)
				Brown Brothers Harriman &
USD	2,503,926	AUD	2,710,493		8/8/2014		(7,094)	(7,094)
				Company
USD	2,263,584	AUD	2,449,501	Deutsche Bank AG London	8/8/2014		(5,651)	(5,651)
USD	903,847	AUD	978,334	JPMorgan Chase Bank	8/8/2014		(2,489)	(2,489)
				Morgan Stanley and Company
USD	5,643,296	AUD	6,102,705		8/8/2014		(10,293)	(10,293)
				International PLC
				State Street Bank and Trust
USD	1,082,542	AUD	1,170,455		8/8/2014		(1,776)	(1,776)
				Company
USD	411,644	CAD	455,088	Barclays Bank PLC Wholesale	6/4/2014		(8,043)	(8,043)
				Brown Brothers Harriman &
USD	470,867	CAD	520,657		6/4/2014		(9,288)	(9,288)
				Company
				Morgan Stanley and Company
USD	1,787,236	CAD	1,948,633		6/4/2014		(9,812)	(9,812)
				International PLC
USD	557,272	CAD	616,142	Bank of America N.A.	6/4/2014		(10,940)	(10,940)
USD	418,422	CAD	455,088	Barclays Bank PLC Wholesale	8/8/2014		(617)	(617)
				Brown Brothers Harriman &
USD	478,622	CAD	520,657		8/8/2014		(792)	(792)
				Company
				Morgan Stanley and Company
USD	1,791,932	CAD	1,948,633		8/8/2014		(2,343)	(2,343)
				International PLC
USD	566,411	CAD	616,142	Bank of America N.A.	8/8/2014		(925)	(925)
USD	2,155,295	CHF	1,899,858	Barclays Bank PLC Wholesale	6/4/2014	33,712		33,712
				Brown Brothers Harriman &
USD	3,179,692	CHF	2,804,107		6/4/2014	48,330		48,330
				Company
USD	810,292	CHF	715,083	Deutsche Bank AG London	6/4/2014	11,755		11,755
USD	2,226,728	CHF	1,965,292	JPMorgan Chase Bank	6/4/2014	32,075		32,075
				Morgan Stanley and Company
USD	1,471,542	CHF	1,297,935		6/4/2014	22,130		22,130
				International PLC
				State Street Bank and Trust
USD	2,176,094	CHF	1,919,049		6/4/2014	33,080		33,080
				Company
USD	3,671,884	CHF	3,238,466	Bank of America N.A.	6/4/2014	55,470		55,470
USD	2,118,923	CHF	1,899,858	Barclays Bank PLC Wholesale	8/8/2014		(4,132)	(4,132)
				Brown Brothers Harriman &
USD	3,126,046	CHF	2,804,107		8/8/2014		(7,490)	(7,490)
				Company
USD	797,096	CHF	715,083	Deutsche Bank AG London	8/8/2014		(1,995)	(1,995)
USD	2,190,732	CHF	1,965,292	JPMorgan Chase Bank	8/8/2014		(5,444)	(5,444)
				Morgan Stanley and Company
USD	1,448,848	CHF	1,297,935		8/8/2014		(1,569)	(1,569)
				International PLC
				State Street Bank and Trust
USD	2,141,987	CHF	1,919,049		8/8/2014		(2,513)	(2,513)
				Company
USD	3,612,597	CHF	3,238,466	Bank of America N.A.	8/8/2014		(6,326)	(6,326)
USD	1,694,446	EUR	1,245,343	Bank of New York	6/4/2014		(3,140)	(3,140)

14

International Growth Fund
As of 5-31-14 (Unaudited)

					Contractual			Net Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
				Brown Brothers Harriman &
USD	932,948	EUR	685,490		6/4/2014		($1,476)	($1,476)
				Company
USD	232,250	EUR	170,773	Deutsche Bank AG London	6/4/2014		(539)	(539)
USD	924,627	EUR	679,397	JPMorgan Chase Bank	6/4/2014		(1,491)	(1,491)
USD	1,487,736	EUR	1,092,436	Bank of America N.A.	6/4/2014		(1,415)	(1,415)
USD	3,320,305	GBP	1,996,554	Barclays Bank PLC Wholesale	6/4/2014		(26,291)	(26,291)
				Brown Brothers Harriman &
USD	602,754	GBP	362,752		6/4/2014		(5,286)	(5,286)
				Company
USD	1,320,394	GBP	794,222	Deutsche Bank AG London	6/4/2014		(10,870)	(10,870)
USD	1,122,400	GBP	674,922	JPMorgan Chase Bank	6/4/2014		(8,895)	(8,895)
				Morgan Stanley and Company
USD	1,107,874	GBP	665,996		6/4/2014		(8,459)	(8,459)
				International PLC
				State Street Bank and Trust
USD	631,233	GBP	379,480		6/4/2014		(4,846)	(4,846)
				Company
USD	1,027,007	GBP	618,272	Bank of America N.A.	6/4/2014		(9,332)	(9,332)
USD	3,335,104	GBP	1,996,554	Barclays Bank PLC Wholesale	8/8/2014		(9,814)	(9,814)
				Brown Brothers Harriman &
USD	606,062	GBP	362,752		8/8/2014		(1,672)	(1,672)
				Company
USD	1,326,851	GBP	794,222	Deutsche Bank AG London	8/8/2014		(3,745)	(3,745)
USD	1,127,557	GBP	674,922	JPMorgan Chase Bank	8/8/2014		(3,171)	(3,171)
				Morgan Stanley and Company
USD	1,112,537	GBP	665,996		8/8/2014		(3,237)	(3,237)
				International PLC
				State Street Bank and Trust
USD	633,899	GBP	379,480		8/8/2014		(1,861)	(1,861)
				Company
USD	1,032,803	GBP	618,272	Bank of America N.A.	8/8/2014		(3,016)	(3,016)
USD	2,639,450	JPY	268,529,960	Bank of New York	6/4/2014	$1,614		1,614
USD	7,249,175	JPY	736,581,300	Barclays Bank PLC Wholesale	6/4/2014	13,556		13,556
				Brown Brothers Harriman &
USD	5,384,280	JPY	547,898,966		6/4/2014	2,134		2,134
				Company
USD	1,753,403	JPY	178,319,337	Deutsche Bank AG London	6/4/2014	1,728		1,728
USD	921,454	JPY	93,751,411	JPMorgan Chase Bank	6/4/2014	510		510
				Morgan Stanley and Company
USD	3,104,558	JPY	315,587,604		6/4/2014	4,464		4,464
				International PLC
USD	2,998,404	JPY	304,712,769	Bank of America N.A.	6/4/2014	5,135		5,135
USD	662,210	NOK	3,963,001	Deutsche Bank AG London	6/4/2014		(706)	(706)
USD	662,931	NOK	3,963,001	Deutsche Bank AG London	8/8/2014	1,730		1,730
USD	330,257	SEK	2,133,324	Bank of New York	6/4/2014	11,476		11,476
				Brown Brothers Harriman &
USD	4,310,590	SEK	27,822,163		6/4/2014	153,141		153,141
				Company
USD	426,705	SEK	2,756,743	JPMorgan Chase Bank	6/4/2014	14,767		14,767
USD	321,032	SEK	2,133,324	Bank of New York	8/8/2014	2,571		2,571
				Brown Brothers Harriman &
USD	2,364,963	SEK	15,702,647		8/8/2014	20,879		20,879
				Company
USD	415,289	SEK	2,756,743	JPMorgan Chase Bank	8/8/2014	3,763		3,763
USD	1,135,472	SGD	1,426,619	Bank of New York	6/4/2014		(1,911)	(1,911)
USD	1,135,070	SGD	1,424,172	Barclays Bank PLC Wholesale	6/4/2014		(363)	(363)
				Brown Brothers Harriman &
USD	679,494	SGD	852,564		6/4/2014		(220)	(220)
				Company
USD	1,245,672	SGD	1,563,268	Deutsche Bank AG London	6/4/2014		(656)	(656)
				Morgan Stanley and Company
USD	2,276,754	SGD	2,856,238		6/4/2014		(404)	(404)
				International PLC

15

International Growth Fund
As of 5-31-14 (Unaudited)

					Contractual			Net Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
USD	1,586,895	SGD	1,989,815	Bank of America N.A.	6/4/2014	$499		$499

						$958,462	($513,298)	$445,164

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

16

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**800-225-5291**
	EASI-Line	**800-338-8080**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock International Growth Fund.

87Q1 5/14
7/14

John Hancock
Global Shareholder Yield Fund

Quarterly portfolio holdings 5/31/2014

JohnHancock
INVESTMENTS

Global Shareholder Yield Fund
As of 5-31-14 (Unaudited)

	Shares	Value

Common Stocks 97.6%		$2,388,040,083

(Cost $1,904,013,350)

Australia 3.4%		82,370,142

BHP Billiton, Ltd.	481,830	16,391,943
Commonwealth Bank of Australia	174,470	13,272,938
Telstra Corp., Ltd.	7,240,130	36,026,930
Westpac Banking Corp.	520,291	16,678,331

Belgium 0.6%		13,681,872

Anheuser-Busch InBev NV	124,600	13,681,872

Canada 4.0%		97,196,045

BCE, Inc.	922,380	42,397,326
Potash Corp. of Saskatchewan, Inc.	522,390	18,973,205
Rogers Communications, Inc., Class B	370,610	14,977,525
Shaw Communications, Inc., Class B	837,550	20,847,989

France 8.9%		218,691,824

Electricite de France SA	1,139,960	40,022,113
Sanofi	169,270	18,097,159
SCOR SE	777,600	27,133,929
Total SA	665,680	46,735,089
Unibail-Rodamco SE	63,320	17,707,420
Vinci SA	615,810	45,606,600
Vivendi SA (I)	892,003	23,389,514

Germany 7.0%		171,949,065

Allianz SE	104,900	17,820,206
BASF SE	295,960	34,108,044
Daimler AG	362,420	34,430,540
Deutsche Post AG	375,910	13,961,845
Deutsche Telekom AG	2,359,350	39,840,032
Muenchener Rueckversicherungs AG	143,280	31,788,398

Italy 1.6%		39,175,515

Terna Rete Elettrica Nazionale SpA	7,378,210	39,175,515

Netherlands 2.1%		52,762,901

Royal Dutch Shell PLC, ADR	482,620	37,933,932
Wolters Kluwer NV	495,380	14,828,969

Norway 3.1%		75,359,228

Orkla ASA	2,385,330	21,137,116
Statoil ASA	724,830	22,214,428
Yara International ASA	700,960	32,007,684

Philippines 0.6%		13,859,958

Philippine Long Distance Telephone Company, ADR	211,441	13,859,958

Sweden 1.0%		24,891,976

Svenska Handelsbanken AB, Class A	489,140	24,891,976

Switzerland 4.5%		109,929,729

Nestle SA	182,760	14,348,861
Novartis AG	267,920	24,105,863
Roche Holding AG	95,515	28,153,255
Swisscom AG	72,650	43,321,750

1

Global Shareholder Yield Fund
As of 5-31-14 (Unaudited)

	Shares	Value

United Kingdom 18.5%		$452,082,504

AstraZeneca PLC, ADR	196,840	14,211,848
BAE Systems PLC	4,880,770	34,672,651
British American Tobacco PLC	504,730	30,561,842
Centrica PLC	6,194,350	34,893,581
Compass Group PLC	819,360	13,691,001
Diageo PLC, ADR	101,550	13,078,625
GlaxoSmithKline PLC	1,639,710	44,003,995
Imperial Tobacco Group PLC	1,063,370	48,019,338
National Grid PLC	3,022,930	45,178,876
Pearson PLC	1,056,070	20,740,782
Severn Trent PLC	533,780	17,631,692
SSE PLC	1,259,660	32,877,929
Unilever PLC	405,030	18,210,965
United Utilities Group PLC	2,636,623	38,413,117
Vodafone Group PLC	9,660,612	33,870,534
WM Morrison Supermarkets PLC	3,549,440	12,025,728

United States 42.3%		1,036,089,324

AbbVie, Inc.	335,040	18,202,723
Altria Group, Inc.	1,035,400	43,031,224
Ameren Corp.	721,340	28,384,729
Apple, Inc.	34,575	21,885,975
Arthur J. Gallagher & Company	282,680	12,955,224
AT&T, Inc.	1,016,570	36,057,738
Automatic Data Processing, Inc.	177,970	14,180,650
CenturyLink, Inc.	917,090	34,546,780
CME Group, Inc.	326,640	23,518,080
ConocoPhillips	302,570	24,187,446
Corrections Corp. of America	661,685	21,524,613
Deere & Company	131,900	12,025,323
Diamond Offshore Drilling, Inc.	380,010	19,403,311
Dominion Resources, Inc.	185,350	12,781,736
Duke Energy Corp.	512,998	36,463,898
E.I. du Pont de Nemours & Company	209,340	14,509,355
Emerson Electric Company	210,465	14,044,329
Enterprise Products Partners LP	265,890	19,893,890
Health Care REIT, Inc.	594,640	37,599,087
Integrys Energy Group, Inc.	239,720	13,901,363
Johnson & Johnson	142,390	14,446,889
Kimberly-Clark Corp.	202,090	22,704,812
Kinder Morgan Energy Partners LP	373,710	28,420,646
KLA-Tencor Corp.	208,340	13,650,437
Lockheed Martin Corp.	187,410	30,669,647
Lorillard, Inc.	721,340	44,845,708
MarkWest Energy Partners LP	221,930	13,748,564
Mattel, Inc.	537,080	20,854,816
McDonald's Corp.	148,690	15,081,627
Merck & Company, Inc.	315,160	18,235,158
Microchip Technology, Inc.	372,710	17,740,996
Microsoft Corp.	364,320	14,915,261
PepsiCo, Inc.	152,880	13,503,890
Philip Morris International, Inc.	283,680	25,117,027
PPL Corp.	1,080,450	37,912,991
R.R. Donnelley & Sons Company	1,013,410	16,052,414
Regal Entertainment Group, Class A	868,930	16,952,824
Reynolds American, Inc.	654,290	39,015,313
Targa Resources Partners LP	259,600	17,642,416

2

Global Shareholder Yield Fund
As of 5-31-14 (Unaudited)

		Shares	Value
United States (continued)

TECO Energy, Inc.		1,552,590	$26,813,229
The Coca-Cola Company		325,620	13,321,114
The Dow Chemical Company		453,350	23,628,602
The Southern Company		394,650	17,277,777
Verizon Communications, Inc.		838,575	41,895,217
Waste Management, Inc.		295,260	13,192,217
Wells Fargo & Company		381,100	19,352,258

	Yield (%)	Shares	Value
Short-Term Investments 2.1%			$52,245,113

(Cost $52,245,113)

Money Market Funds 2.1%			$52,245,113

State Street Institutional Treasury Money Market Fund	0.0000(Y)	52,245,113	52,245,113

Total investments (Cost $1,956,258,463)† 99.7%			$2,440,285,196

Other assets and liabilities, net 0.3%			$6,777,341

Total net assets 100.0%			$2,447,062,537

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(Y) The rate shown is the annualized seven-day yield as of 5-31-14.

† At 5-31-14, the aggregate cost of investment securities for federal income tax purposes was $1,957,638,470.

Net unrealized appreciation aggregated $482,646,726, of which $502,885,892 related to appreciated investment securities and $20,239,166 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 5-31-14.

Utilities	17.3%
Consumer Staples	15.2%
Telecommunication Services	14.7%
Financials	10.8%
Energy	9.4%
Industrials	7.4%
Health Care	7.3%
Consumer Discretionary	6.4%
Materials	5.7%
Information Technology	3.4%
Short-Term Investments & Other	2.4%

Total	100.0%

3

Global Shareholder Yield Fund
As of 5-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of May 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	5-31-14	Price	Inputs	Inputs
Common Stocks
Australia	$82,370,142	—	$82,370,142	—
Belgium	13,681,872	—	13,681,872	—
Canada	97,196,045	$97,196,045	—	—
France	218,691,824	—	218,691,824	—
Germany	171,949,065	—	171,949,065	—
Italy	39,175,515	—	39,175,515	—
Netherlands	52,762,901	37,933,932	14,828,969	—
Norway	75,359,228	—	75,359,228	—
Philippines	13,859,958	13,859,958	—	—
Sweden	24,891,976	—	24,891,976	—
Switzerland	109,929,729	—	109,929,729	—
United Kingdom	452,082,504	27,290,473	424,792,031	—
United States	1,036,089,324	1,036,089,324	—	—
Short-Term Investments	52,245,113	52,245,113	—	—

Total Investments in Securities	$2,440,285,196	$1,264,614,845	$1,175,670,351	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.

320Q1 5/14
7/14

ITEM 1. SCHEDULE OF INVESTMENTS

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
________________
Andrew Arnott
President

Date:	July 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
________________
Andrew Arnott
President

Date:	July 11, 2014

By:	/s/ Charles A. Rizzo
________________
Charles A. Rizzo
Chief Financial Officer

Date:	July 11, 2014